Expense Example, No Redemption {- Fidelity Environmental Bond Fund} - 08.31 Fidelity Environmental Bond Fund AMCIZ Pro-04 - Fidelity Environmental Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Environmental Bond Fund-Class A
Expense Example, No Redemption:
1 Year	$ 466
3 Years	606
5 Years	758
10 Years	1,201
Fidelity Environmental Bond Fund-Class M
Expense Example, No Redemption:
1 Year	466
3 Years	606
5 Years	758
10 Years	1,201
Fidelity Environmental Bond Fund-Class C
Expense Example, No Redemption:
1 Year	145
3 Years	449
5 Years	776
10 Years	1,497
Fidelity Environmental Bond Fund-Class I Advisor
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	750
Fidelity Environmental Bond Fund-Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500